Series A Preferred Stock and Common Stock Purchase Warrants (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2022	Dec. 31, 2021
Preferred Stock And Common Stock Purchase Warrants [Abstract]
Schedule of estimate the fair value of the warrants
	January 1, 2022 – March 31, 2022	December 31, 2021
Initial exercise price	$9.90	$9.91
Stock price on valuation date	$1.93 - $10.75	$10.37
Risk-free rate	1.03% - 2.40%	0.96%
Time to exercise (years)	2.72 – 2.96	2.97
Equity volatility	70%- 90%	70%
Probability of volume failure	93% - 99%	92%
Rounded 10 day average daily volume (in 1,000’s)	332 - 873	908

	March 31, 2022	December 31, 2021
Initial exercise price	$9.91	$9.91
Stock price on valuation date	$2.04	$10.50
Risk-free rate	2.40%	0.91%
Expected life of the Warrant to convert (years)	2.73	3.0
Rounded annual volatility	110%	73%
Timing of liquidity event	Q4 2022 – Q1 2023	Q3 2022 – Q2 2023
Expected probability of event	90%	90%

December 20, 2021
Initial exercise price	$9.91
Stock price on valuation date	$10.50
Risk-free rate	0.91%
Expected life of the Warrant to convert (years)	3
Rounded annual volatility	73.0%
Timing of liquidity event	Q3 2022 – Q2 2023
Expected probability of event	90%
Probability of dilutive financing (Down-round)	8.0%

Schedule of the accounting for the series a convertible preferred stock and warrants
	Consolidated Balance Sheets					Consolidated Statement of Operations & Comprehensive Loss
	Warrant liability	Series A Preferred Derivative Liability	Series A Convertible Preferred Stock – Mezzanine Equity	Common Stock	Additional paid-in capital	Finance Costs	Fair value adjustment to derivative and warrant liabilities

Subscription proceeds received on December 20, 2021	$11,273	$7,409	$1,318	$—	$—	$—	$—
Costs allocated	(877)	—	(679)	—		—	—
Costs expensed	877	—	—	—	—	877	—
December 21, 2021 conversion of 200 Series A Preferred Stock	—	(74)	(7)	2	80	—	—
Fair value adjustment at December 31, 2021	—	(154)	—	—	—	—	(154)
Balances at December 31, 2021	$11,273	$7,181	$632	$2	$80	$877	$(154)

	Consolidated Balance Sheets						Consolidated Statement of Operations & Comprehensive Loss
	Warrant liability	Series A Preferred Derivative Liability	Series A Convertible Preferred Stock – Mezzanine Equity	Common Stock	Additional paid-in capital	Accrued Liabilities	Fair value adjustment to derivative and warrant liabilities

Balances at December 31, 2021	$11,273	$7,181	$632	$2	$80	$—	$—
Conversion of 1,973 Series A Preferred Stock, net	—	(452)	(62)	75	306	134	—
8% deemed dividend on Preferred Stock	—	—	1,572	—	(1,572)	—	—
Fair value adjustment at March 31, 2022	(9,008)	(3,558)	—	—	—	—	12,566
	$2,265	$3,171	$2,142	$77	$(1,186)	$134	$12,566

	Warrant liability	Series A Preferred Derivative Liability*	Series A Convertible Preferred Stock – Mezzanine Equity	Common Stock	Additional paid-in capital	Finance Costs	Statement of Operations & Comprehensive Loss – Loss (gain) on change in fair value

Subscription proceeds received on December 20, 2021	$11,273	$7,409	$1,318	$—	$—	$—	$—
Costs allocated	(877)	—	(679)	—		—	—
Costs expensed	877	—	—	—	—	877	—
December 21, 2021 conversion of 200 Series A Preferred Stock	—	(74)	(7)	2	80	—	—
Fair value adjustment at December 31, 2021	—	(154)	—	—	—	—	(154)
Balances at December 31, 2021	$11,273	$7,181	$632	$2	$80	$877	$(154)